S000080810 [Member] Expense Example - William Blair Small-Mid Cap Value Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	1,136
Expense Example, with Redemption, 5 Years	2,185
Expense Example, with Redemption, 10 Years	4,803
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	1,122
Expense Example, with Redemption, 5 Years	2,162
Expense Example, with Redemption, 10 Years	$ 4,763